Financial Assets Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts	$ (44)	$ (2,942)
Total financial assets	3,437,109	3,518,078
Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	21,085	107,400
Government And Corporate Debentures Fixed Interest Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	2,937,309	2,800,485
Government And Corporate Debentures Floating Interest Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	66,955	68,604
Government Sponsored Enterprises Debentures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	411,804	544,531
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets	21,085	107,400
Fair Value, Inputs, Level 1 | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	21,085	107,400
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts	(44)	(2,942)
Total financial assets	3,416,024	3,410,678
Fair Value, Inputs, Level 2 | Government And Corporate Debentures Fixed Interest Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	2,937,309	2,800,485
Fair Value, Inputs, Level 2 | Government And Corporate Debentures Floating Interest Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	66,955	68,604
Fair Value, Inputs, Level 2 | Government Sponsored Enterprises Debentures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 411,804	$ 544,531